Inventories, Net	6 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
Inventories, Net

7. Inventories, Net

Inventories, net consist of the following:

	As of June 30, 2025	As of December 31, 2024
Finished goods	$4,084,466	$4,642,982
Total	4,084,466	4,642,982
Less: valuation allowance	–	–
Inventories, net	$4,084,466	$4,642,982